Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Mar. 13, 2019
Registrant Name	Virtus ETF Trust II
Central Index Key	0001648403
Amendment Flag	false
Document Creation Date	Mar. 13, 2019
Document Effective Date	Mar. 13, 2019
Prospectus Date	Mar. 13, 2019
Entity Inv Company Type	N-1A
Virtus Seix Senior Loan ETF | Virtus Seix Senior Loan ETF
Risk/Return:
Trading Symbol	SEIX